Risk Management (Details) - Schedule of exposures of financial assets and liabilities impacted by IBOR reform $ in Millions	Dec. 31, 2020 CLP ($)
Schedule of exposures of financial assets and liabilities impacted by IBOR reform [Abstract]
Loans and advances	$ 362,331
Deposits	582,979
Debt instruments	200,301
Financial derivative contracts, assets	614,035
Financial derivative contracts, liabilities	$ 483,789